BLACKROCK FUNDSSM

BlackRock Real Estate Securities Fund

(the “Fund”)

Supplement dated March 3, 2023 to the Summary Prospectus,

Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated May 31, 2022, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:

The section of the Summary Prospectus entitled “Key Facts About BlackRock Real Estate Securities Fund — Portfolio Managers” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Real Estate Securities Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Mark Howard-Johnson, CFA[1]	2012	Chairman of Global Real Asset Securities Management for BlackRock Real Assets; Managing Director of BlackRock, Inc.
Rajan Rehan, CFA	2017	Head of Real Estate Securities, Americas for BlackRock Real Assets; Director of BlackRock, Inc.

[1]	On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Mark Howard-Johnson, CFA[1] , and Rajan Rehan, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

[1]	On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The section of the Prospectus entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Mark Howard-Johnson, CFA[1]	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2012	Chairman of Global Real Asset Securities Management for BlackRock Real Assets; Managing Director of BlackRock, Inc. since May 2012; Chief Investment Officer for the Real Estate Securities Group of Building and Land Technology from January 2012 to May 2012; Managing Principal for Occom Capital Partners, LLC from 2009 to 2011; Global Head and Chief Investment Officer of the Real Estate Securities Team at Goldman Sachs Asset Management from 1998 to 2009.
Rajan Rehan, CFA	Jointly and primarily responsible for the day-to-day management of the Fund, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Head of Real Estate Securities, Americas for BlackRock Real Assets; Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2013 to 2014; Portfolio Manager for Global Real Estate Securities at Aviva Investors in 2012; Senior Analyst for Global Real Estate Securities at Aviva Investors from 2007 to 2011; Analyst for Real Estate Private Equity at Aviva Investors from 2006 to 2009; Strategy Analyst at M&G Prudential from 2004 to 2006.

[1]	On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The section of the SAI entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Mark Howard-Johnson, CFA, and Rajan Rehan, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of January 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Mark Howard-Johnson, CFA[1]	17 $3.07 Billion	13 $2.13 Billion	7 $2.11 Billion	0 $0	0 $0	0 $0
Raj Rehan, CFA	1 $193.99 Million	2 $105.75 Million	1 $122.43 Million	0 $0	0 $0	0 $0

[1]	On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of January 31, 2022:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Mark Howard-Johnson, CFA*	Over $1,000,000
Rajan Rehan, CFA	$100,001-$500,000

*	On or about June 1, 2024, Mark Howard-Johnson will retire from BlackRock, Inc. and will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

PRO2SAI-RESP-0323SUP

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